Condensed parent company financial information - Condensed Parent Company statement of cash flows (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Parent Company Statement of Cash Flows [Line Items]
Profit for the year	$ 758	$ 628	$ 750
Adjustments for:
Administrative expenses funded by subsidiaries	354	359	338
Net financial expenses	153	115	87
Income tax credit	315	269	260
Total adjustments	602	521	469
Cash flow from operations	1,361	1,149	1,219
Interest received	46	57	36
Interest paid	(202)	(170)	(119)
Net cash from operating activities	898	724	893
Cash flow from investing activities
Net cash from investing activities	(190)	(99)	(137)
Cash flow from financing activities
Repurchase of shares, including taxes and transaction costs	(897)	(804)	(790)
Dividends paid to shareholders	(270)	(259)	(245)
Repayment of long-term bonds	(403)	(547)	0
Settlement of currency swaps	0	(45)	0
Net cash from financing activities	(614)	(894)	(417)
Cash and cash equivalents at beginning of the year	991	1,278	921
Exchange rate effects	41	(18)	18
Cash and cash equivalents at end of the year	1,126	991	1,278
Parent Company
Parent Company Statement of Cash Flows [Line Items]
Profit for the year	1,955	725	1,844
Adjustments for:
Administrative expenses funded by subsidiaries	2	2	2
Net financial expenses	83	51	47
Dividend income from subsidiary undertaking	(2,015)	(762)	(1,877)
Income tax credit	(25)	(16)	(16)
Total adjustments	(1,955)	(725)	(1,844)
Changes in amounts due from related parties: operating activities	16	7	9
Cash flow from operations	16	7	9
Interest received	3	30	29
Interest paid	(94)	(84)	(74)
Net cash from operating activities	(75)	(47)	(36)
Cash flow from investing activities
Dividend received from subsidiary undertaking	2,015	762	1,877
Changes in amounts due from related parties: investing activities	(380)	930	(824)
Net cash from investing activities	1,635	1,692	1,053
Cash flow from financing activities
Repurchase of shares, including taxes and transaction costs	(897)	(804)	(790)
Dividends paid to shareholders	(270)	(259)	(245)
Repayment of long-term bonds	(403)	(547)	0
Settlement of currency swaps	0	(45)	0
Changes in amounts due from related parties: financing activities	10	10	18
Net cash from financing activities	(1,560)	(1,645)	(1,017)
Cash and cash equivalents at beginning of the year	0	0	0
Exchange rate effects	0	0	0
Cash and cash equivalents at end of the year	$ 0	$ 0	$ 0